Share-based payments transactions - Disclosure of Reconciliation of Outstanding Restricted Shares (Details) - Restricted Share Award (RSA) - Global Blue Management Incentive Plan share in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($) share	Mar. 31, 2022 USD ($) share	Mar. 31, 2021 USD ($) share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments outstanding in share-based payment arrangement, beginning balance (in shares)	1,675	475	0
Granted during the year (in shares)	962	1,426	475
Vested during the year (in shares)	(539)	(92)	0
Forfeited during the year (in shares)	(92)	(134)	0
Number of other equity instruments outstanding in share-based payment arrangement, ending balance (in shares)	2,006	1,675	475
Weighted average fair value (in USD per share) | $	$ 5.18	$ 6.62	$ 8.65